UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2014 (Unaudited)

DWS International Fund
	Shares	Value ($)
Common Stocks 96.9%
Australia 5.8%
BHP Billiton Ltd.	436,341	15,029,046
Origin Energy Ltd.	1,116,520	15,679,855
Woodside Petroleum Ltd.	408,290	16,023,547

(Cost $42,477,926)		46,732,448
Austria 1.8%
OMV AG (a) (Cost $15,628,181)	348,929	14,454,777
Denmark 2.2%
A P Moller-Maersk AS "B" (Cost $15,777,754)	6,765	17,680,383
Finland 2.1%
Fortum Oyj (Cost $15,606,349)	707,244	17,247,385
France 5.9%
GDF Suez	585,970	16,362,701
Sanofi (a)	146,723	15,688,428
Total SA (a)	225,132	15,798,629

(Cost $42,291,008)		47,849,758
Germany 9.8%
Continental AG	66,160	15,642,762
E.ON SE	821,953	16,005,560
Hochtief AG	167,885	15,275,900
K+S AG (Registered) (a)	465,021	16,164,281
Merck KGaA	93,706	16,094,651

(Cost $78,040,870)		79,183,154
Hong Kong 2.0%
CLP Holdings Ltd. (Cost $15,498,839)	1,986,600	16,347,981
Japan 19.3%
Asahi Kasei Corp.	2,257,100	16,850,648
Bridgestone Corp.	425,700	15,372,035
Daiichi Sankyo Co., Ltd.	907,600	15,370,358
Kyocera Corp.	338,000	15,030,707
Nitto Denko Corp.	341,900	15,765,016
Otsuka Holdings Co., Ltd.	544,200	15,358,415
Sekisui House Ltd.	1,282,500	16,869,032
Sumitomo Chemical Co., Ltd.	4,071,900	15,079,630
Sumitomo Metal Mining Co., Ltd.	1,024,000	15,480,707
Toyota Industries Corp.	327,800	15,230,786

(Cost $151,262,877)		156,407,334
Luxembourg 1.9%
Tenaris SA (Cost $14,318,723)	687,659	15,391,818
Netherlands 5.9%
Koninklijke (Royal) KPN NV*	4,535,083	16,759,397
Koninklijke Ahold NV	823,467	14,963,048
Koninklijke DSM NV	216,811	15,634,379

(Cost $46,425,848)		47,356,824
Norway 2.0%
Statoil ASA (a) (Cost $14,443,922)	536,810	16,451,194
Singapore 3.9%
Keppel Corp., Ltd.	1,849,200	15,671,686
Singapore Airlines Ltd.	1,871,700	15,534,080

(Cost $30,646,309)		31,205,766
Sweden 3.9%
Atlas Copco AB "A"	534,038	15,657,241
Telefonaktiebolaget LM Ericsson "B"	1,269,839	15,910,938

(Cost $30,703,122)		31,568,179
Switzerland 5.8%
Novartis AG (Registered)	182,766	16,388,732
Syngenta AG (Registered)	39,747	15,290,722
Transocean Ltd. (a) (b)	356,447	15,145,433

(Cost $44,377,802)		46,824,887
United Kingdom 24.6%
Anglo American PLC	600,367	14,667,323
Antofagasta PLC	1,165,016	15,397,814
AstraZeneca PLC	225,579	16,196,565
BAE Systems PLC	2,290,029	16,240,878
Centrica PLC	2,766,344	15,561,578
easyJet PLC	554,101	14,210,385
GlaxoSmithKline PLC	556,110	14,923,735
Petrofac Ltd.	637,812	13,492,037
Rexam PLC	1,831,567	16,317,423
Rio Tinto PLC	280,727	14,384,842
Rolls-Royce Holdings PLC*	886,668	15,456,810
Smiths Group PLC	719,034	15,921,271
SSE PLC	616,039	16,067,314

(Cost $199,372,560)		198,837,975

Total Common Stocks (Cost $756,872,090)		783,539,863
Preferred Stock 0.0%
United Kingdom
Rolls Royce Holdings PLC "C"* (Cost $207,438)	123,287,638	206,655
Securities Lending Collateral 7.7%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $61,820,277)	61,820,277	61,820,277
Cash Equivalents 2.7%
Central Cash Management Fund, 0.05% (c) (Cost $22,044,412)	22,044,412	22,044,412

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $840,944,217) †	107.3	867,611,207
Other Assets and Liabilities, Net	(7.3)	(58,910,079)

Net Assets	100.0	808,701,128

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $841,165,001.  At May 31, 2014, net unrealized appreciation for all securities based on tax cost was $26,446,206.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,380,857 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,934,651.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2014 amounted to $59,452,392, which is 7.4% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
As of May 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

HKD	114,889,000	USD	14,819,870	6/30/2014	245	UBS AG
JPY	15,717,825,000	USD	154,493,766	6/30/2014	65,725	UBS AG
NOK	98,596,000	USD	16,498,620	6/30/2014	24,686	UBS AG
SEK	198,828,000	USD	29,897,612	6/30/2014	202,999	UBS AG
Total unrealized appreciation					293,655

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	630,344	NOK	3,758,000	6/30/2014	(2,437)	Societe Generale
DKK	55,336,000	USD	10,108,094	6/30/2014	(785)	Societe Generale
CHF	27,149,000	USD	30,237,386	6/30/2014	(88,899)	Societe Generale
SGD	39,408,000	USD	31,385,442	6/30/2014	(32,879)	UBS AG
EUR	157,340,000	USD	213,934,097	6/30/2014	(531,332)	Societe Generale
AUD	50,412,000	USD	46,371,957	6/30/2014	(446,667)	Societe Generale
GBP	119,779,000	USD	200,055,245	6/30/2014	(672,637)	Societe Generale
Total unrealized depreciation					(1,775,636)

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

At May 31, 2014 the DWS International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Materials	186,061,831	23.7%
Industrials	141,855,289	18.1%
Energy	122,437,290	15.6%
Health Care	110,020,884	14.0%
Utilities	97,592,519	12.5%
Consumer Discretionary	63,114,615	8.1%
Information Technology	30,941,645	4.0%
Telecommunication Services	16,759,397	2.1%
Consumer Staples	14,963,048	1.9%
Total	783,746,518	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$46,732,448	$—	$46,732,448
Austria	—	14,454,777	—	14,454,777
Denmark	—	17,680,383	—	17,680,383
Finland	—	17,247,385	—	17,247,385
France	—	47,849,758	—	47,849,758
Germany	—	79,183,154	—	79,183,154
Hong Kong	—	16,347,981	—	16,347,981
Japan	—	156,407,334	—	156,407,334
Luxembourg	—	15,391,818	—	15,391,818
Netherlands	—	47,356,824	—	47,356,824
Norway	—	16,451,194	—	16,451,194
Singapore	—	31,205,766	—	31,205,766
Sweden	—	31,568,179	—	31,568,179
Switzerland	15,145,433	31,679,454	—	46,824,887
United Kingdom	—	198,837,975	—	198,837,975
Preferred Stock	206,655	—	—	206,655
Short-Term Investments (e)	83,864,689	—	—	83,864,689
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	293,655	—	293,655

Total	$99,216,777	$768,688,085	$—	$867,904,862
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(1,775,636)	$—	$(1,775,636)
Total	$—	$(1,775,636)	$—	$(1,775,636)

There have been no transfers between fair value measurement levels during the period ended May 31, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$(1,481,981)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2014